Accounts receivable - Percentage of revenues by client (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable
Allowance for doubtful accounts	$ 8,992	$ 31,986	$ 38,223	$ 67,482
Aeroenlaces Nacionales, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	21.16%	23.76%	20.40%
Percentage of entity's revenue	17.79%	16.84%	15.19%
Concesionaria Vuela Compañía de Aviacion, S.A.P.I. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	27.40%	24.20%	18.14%
Percentage of entity's revenue	16.11%	13.79%	12.74%
ABC Aerolíneas, S. A. de C. V.
Accounts Receivable
Percentage of entity's revenue	10.38%	11.19%	11.06%
Aerolitoral, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	20.88%	21.47%	24.21%
Percentage of entity's revenue	13.26%	14.99%	14.17%
Aerovías de México, S. A. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	6.70%	7.15%	6.01%
Percentage of entity's revenue	4.07%	4.41%	4.85%